BANK CREDIT AND LOANS (Tables)	12 Months Ended
Dec. 31, 2014
BANK CREDIT AND LOANS [Abstract]
Schedule of Bank Credit and Loans
	December 31,
	2014	2013

Loan in U.S. dollars from shareholders (2,3,4,5)	$5,120	$5,307
Convertible note from controlling shareholder, net (1)	3,000	3,000
Bank credit (8)	1,589	1,887

	$9,709	$10,194